Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of capital commitments

The following table shows the Company’s capital commitments for the year ended December 31, 2022 and December 31, 2021.

	Year ended Dec 31, 2022	Year ended Dec 31, 2021
	(Audited)	(Audited)
Property, plant and equipment	$534,030	$536,685
Intangible assets - launch service	$160,000	$40,418
	$694,030	$577,103